Earnings Per Share (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Numerator for net income per share - basic and diluted
(Loss) from continuing operations	$ (34,515,000)	$ 12,624,000	$ 2,263,000	$ (9,407,000)	$ (19,212,000)	$ 2,066,000	$ 5,503,000	$ 5,684,000	$ (29,035,000)	$ (5,959,000)	$ (49,581,000)
Allocation to Noncontrolling Interests - Operating Partnership, net									1,982,000	1,112,000	4,151,000
Net loss (income) attributable to Noncontrolling Interests - Partially Owned Properties									726,000	558,000	(2,650,000)
Preference Interests and Units										(9,000)	(15,000)
Preferred distributions									(14,368,000)	(14,479,000)	(14,507,000)
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									(40,695,000)	18,777,000	(62,602,000)
Discontinued operations, net of Noncontrolling Interests									309,937,000	366,571,000	455,717,000
Numerator for net income per share - basic and diluted									269,242,000	347,794,000	393,115,000
Denominator for net income per share - basic and diluted									282,888,000	273,609,000	270,012,000
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - basic:
(Loss) from continuing operations available to Common Shares, net of Noncontrolling Interests									$ (0.144)	$ (0.069)	$ (0.232)
Discontinued operations, net of Noncontrolling Interests									$ 1.096	$ 1.340	$ 1.688
Net income per share - basic	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Net income per share - diluted:
(Loss) from continuing operations available to Common Shares									$ (0.144)	$ (0.069)	$ (0.232)
Discontinued operations, net									$ 1.096	$ 1.340	$ 1.688
Net income per share - diluted	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 0.15	$ 0.48	$ 0.35	$ 0.28	$ 0.95	$ 1.27	$ 1.46
Distributions declared per Common Share outstanding									$ 1.470	$ 1.640	$ 1.930
Earnings Per Share (Textuals) [Abstract]
Convertible preferred shares									325,103	402,501	427,090
Unsecured Notes, face amount	650,000,000								650,000,000
Convertible Notes, outstanding	$ 482,500,000								$ 482,500,000